Share Based Compensation Plans - Schedule of Range of Exercise Prices of Grants under Stock Option Plans (Details) - $ / shares		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
IPO India Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	[1]				$ 10.00
IPO India Plan | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	[1]	10.00
IPO India Plan | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	[1]	150.00
JSOP Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices
2014 Share Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices
2014 Share Plan | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		16.25
2014 Share Plan | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		18.30
2015 Share Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		0.38	[2]	14.86
2015 Share Plan | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		2
2015 Share Plan | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		33.12
Other Share Option Plans
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices
Restricted Stock Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		$ 0.3	[2]

[1]	INR - Indian Rupees
[2]	GBP - Great Britain Pound